Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Acquisitions
ACQUISITIONS
The initial accounting for acquisitions is not complete because the evaluation necessary to assess the fair values of assets acquired and liabilities assumed is still in process. The provisional amounts are subject to revision to the extent additional information is obtained about the facts and circumstances that existed as of the acquisition dates.
Nellis
On March 28, 2014, the Company acquired 100% of the controlling investor member interests in MMA NAFB Power, LLC (“Nellis”), which owns a 14.1 MW solar energy generation system located on Nellis Air Force Base in Clark County, Nevada. A wholly owned subsidiary of SunEdison holds the noncontrolling interest in Nellis. The purchase price for this acquisition was $14,211, net of acquired cash.
CalRenew-1
On May 15, 2014, the Company acquired 100% of the issued and outstanding membership interests of CalRenew-1, LLC (“CR-1”), which owns a 6.3 MW solar energy generation system located in Mendota, California. The purchase price for this acquisition was $14,334, net of acquired cash.
Atwell Island
On May 16, 2014, the Company acquired 100% of the membership interests in SPS Atwell Island, LLC (“Atwell Island”), a 23.5 MW solar energy generation system located in Tulare County, California. The purchase price for this acquisition was $67,212, net of acquired cash.
MA Operating
On June 26, 2014, the Company acquired four operating solar energy systems located in Massachusetts that achieved commercial operations during 2013. The total capacity for these projects is 12.2 MW. The purchase price for this acquisition was $39,500.
Stonehenge Operating Projects
On May 21, 2014, the Company acquired 100% of the issued share capital of three operating solar energy systems located in the United Kingdom from ib Vogt GmbH. These acquisitions are collectively referred to as Stonehenge Operating Projects. The Stonehenge Operating Projects consists of Sunsave 6 (Manston) Limited, Boyton Solar Park Limited and KS SPV 24 Limited. The total combined capacity for the Stonehenge Operating Projects is 23.6 MW. The purchase price for the Stonehenge Operating Projects was $26,778, net of acquired cash.
Summit Solar Projects
On May 22, 2014, the Company acquired the equity interests in 23 solar energy systems located in the U.S. from Nautilus Solar PV Holdings, Inc. These 23 systems have a combined capacity of 19.6 MW. The purchase price for these systems was $29,097, net of acquired cash. In addition, an affiliate of the seller owns certain interests in seven operating solar energy systems in Canada with a total capacity of 3.8 MW. In conjunction with the signing of the purchase and sale agreement to acquire the U.S. equity interests, the Company signed an asset purchase agreement to purchase the right and title to all of the assets of the Canadian facilities. The purchase of the Canadian assets closed on July 23, 2014 and the purchase price was $20,238, net of acquired cash.
Mt. Signal
On July 23, 2014, the Company acquired a controlling interest in Imperial Valley Solar 1 Holdings II, LLC, which owns a 265.9 MW utility scale solar energy system located in Mt. Signal, California ("Mt. Signal"). The Company acquired Mt. Signal from an indirect wholly owned subsidiary of SRP in exchange for $292.0 million in total consideration consisting of (i) 5,840,000 Class B1 units (and a corresponding number of shares Class B1 common stock) equal in value to $146.0 million and (ii) 5,840,000 Class B units (and a corresponding number of shares Class B common stock) equal in value to $146.0 million. Prior to the IPO, SRP was owned 50% by Riverstone and 50% by SunEdison, who acquired all of AES Corporation’s equity ownership interest in SRP on July 2, 2014. In connection with its acquisition of AES Corporation’s interest in SRP, SunEdison entered into a Master Transaction Agreement with Riverstone pursuant to which the parties agreed to sell Mt. Signal to the Company and to distribute the Class B units (and shares of Class B common stock) to SunEdison and the Class B1 units (and shares of Class B1 common stock) to Riverstone.
Hudson Energy Solar Corp
On November 4, 2014, the Company acquired the operating portfolio of Hudson Energy Solar Corporation ("HES"), a solar project developer that owns and operates solar assets for schools, school districts, and commercial and industrial customers for $22.9 million.
Capital Dynamics
On October 30, 2014, the Company entered into an agreement to acquire 77.6 MW of distributed generation solar energy systems in the U.S. from Capital Dynamics U.S. Solar Energy Fund, L.P., a closed-end private equity fund, for $250 million in aggregate consideration. This acquisition is expected to close in the fourth quarter of 2014.
The acquisitions of HES and Capital Dynamics are not included in the preliminary allocation of assets and liabilities. The initial accounting for these acquisitions is not complete because the evaluation necessary to assess the fair values of certain net assets to be acquired is not complete.
Fairwinds and Crundale
On November 4, 2014, the Company completed the acquisition of Fairwinds and Crundale, two utility scale power projects with a total capacity of 50 MW located in the United Kingdom that became operational in September 2014. The Company paid approximately $32.2 million in aggregate to acquire the projects from SunEdison and assumed approximately $63.7 million of project level debt. Fairwinds and Crundale were Call Right Projects and were the first acquisition from SunEdison. This acquisition will be accounted for at SunEdison's historical cost basis.
Changes in the allocation of acquired assets and liabilities from previously reported amounts reflect adjustments made to the preliminary allocation of assets and liabilities as a result of additional information available since that period. The provisional estimated allocation of assets and liabilities as of September 30, 2014, is as follows:

			Total
		Other	Estimated
(In thousands)	Mt. Signal	Acquisitions	Allocation
Property and equipment	$643,084	$205,300	$848,384
Accounts receivable	9,951	5,856	15,807
Restricted cash	22,165	11,700	33,865
Other assets	14,087	3,137	17,224
Intangible assets	121,456	119,241	240,697
Total assets acquired	810,743	345,234	1,155,977
Long-term debt	413,464	112,926	526,390
Accounts payable, accrued expenses and other current liabilities	29,565	4,310	33,875
Asset retirement obligations	3,000	14,932	17,932
Deferred income taxes	—	1,956	1,956
Total liabilities assumed	446,029	134,124	580,153
Non-controlling interest	73,060	1,400	74,460
Purchase price, net of cash acquired	$291,654	$209,710	$501,364

The acquired projects' intangible assets represent preliminary estimates of the fair value of acquired PPAs. The estimated fair values were determined based on an income approach and the estimated useful lives of the intangible assets range from 15 to 25 years. See Note 5 for additional disclosures related to the acquired intangible assets. The operating revenues and net income of acquired projects reflected in the accompanying consolidated statement of operations for the nine months ended September 30, 2014 was $42,474 and $14,317, respectively.
The following unaudited pro forma supplementary data gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	Nine Months Ended September 30,
(In thousands)	2014	2013
Operating revenues	$93,122	$33,899
Net loss (income)	(15,393)	(7,425)

Acquisition costs, including amounts for affiliates, related to the transactions above were $5,363 for the nine months ended September 30, 2014 and are reflected as acquisition costs in the accompanying consolidated statements of operations.

Predecessor
Business Acquisition [Line Items]
Acquisitions
ACQUISITIONS
Subsequent to December 31, 2013, the Company completed the following acquisitions. The initial accounting for these business combinations is not complete because the evaluation necessary to assess the fair values of assets acquired and liabilities assumed is still in process. The provisional amounts are subject to revision to the extent additional information is obtained about the facts and circumstances that existed as of the acquisition dates.
Nellis
On March 28, 2014, the Company acquired 100% of the controlling investor member interests in MMA NAFB Power, LLC (“Nellis”), which owns a 14.1 MW solar energy generation system located on Nellis Air Force Base in Clark County, Nevada. A wholly owned subsidiary of our Parent holds the noncontrolling interest in Nellis.
CalRenew-1
On April 30, 2014, the Company signed a unit purchase agreement to acquire 100% of the issued and outstanding membership interests of CalRenew-1, LLC (“CR-1”), which owns a 6.3 MW solar energy generation system located in Mendota, California.
Atwell Island
On May 16, 2014, the Company signed a membership interest purchase agreement to acquire all of the membership interests in SPS Atwell Island, LLC (“Atwell Island”), a 23.5 MW solar energy generation system located in Tulare County, California.
MA Operating
On May 16, 2014, the Company signed four asset purchase agreements to acquire four operating solar energy systems located in Massachusetts. These four projects achieved commercial operations during 2013 and have a total capacity of 12.2 MW.
Stonehenge Operating Projects
On May 21, 2014, the Company signed three purchase agreements to acquire 100% of the issued share capital of three operating solar energy systems located in the United Kingdom from ib Vogt GMBH. These acquisitions are collectively referred to as Stonehenge Operating Projects. The Stonehenge Operating Projects consists of Sunsave 6 (Manston) Limited, Boyton Solar Park Limited and KS SPV 24 Limited. The total combined capacity for the Stonehenge Operating Projects is 23.6 MW.
Summit Solar Projects
On May 22, 2014, the Company signed a purchase and sale agreement to acquire the equity interests in 23 solar energy systems located in the U.S. from Nautilus Solar PV Holdings, Inc. These 23 systems have a combined capacity of 19.6 MW. In addition, an affiliate of the seller owns certain interests in seven operating solar energy systems in Canada with a total capacity of 3.8 MW. In conjunction with the singing of the purchase and sale agreement to acquire the U.S. equity interests, the Company signed an asset purchase agreement to purchase the right and title to all of the assets of the Canadian facilities.
The provisional estimated allocation of assets and liabilities is as follows (in thousands):

Cash and cash equivalents	$9,563
Property and equipment	190,169
Other assets	16,096
Intangible assets (PPA)	104,643
Total assets acquired	320,471
Debt	100,908
Accounts payable	2,336
Asset retirement obligations	4,909
Total liabilities assumed	108,153
Purchase Price	212,318

The following unaudited pro forma supplementary data gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	For the years ended December 31, (unaudited)
	2013	2012
Operating revenues	$45,125	$31,680
Net loss	7,558	6,737

Acquisition costs related to the transactions above are de minimus and have not been adjusted for in the unaudited pro forma supplementary data.